Audit and Other Services - Summary of Audit and Other Services (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Audit fees:
Fees payable to the Company’s auditor and its associates for the audit of the Santander UK group’s annual accounts	£ 12.8	£ 12.1	£ 10.5
Audit of the Santander UK group’s subsidiaries	0.8	1.2	1.8
Total audit fees	13.6	13.3	12.3
Non-audit fees:
Audit-related assurance services	1.9	1.7	1.7
Other assurance services	0.8	0.5	0.5
Other non-audit services	0.2	0.2	0.0
Total non-audit fees	2.9	2.4	2.2
Prior year audit services
Non-audit fees:
Auditors fee	£ 0.6	£ 1.2	£ 0.8